INCOME TAXES - Net deferred income tax liability (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Deferred income tax asset	$ 33.2	$ 16.0
Deferred income tax liability	(650.9)	(540.3)
Net deferred income tax liability	$ (617.7)	$ (524.3)	$ (560.6)